SCHEDULE OF AGING OF RECEIVABLES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total receivables	$ 649,612	$ 2,088,965
Current [member]
IfrsStatementLineItems [Line Items]
Total receivables	271,622	1,020,091
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total receivables	109,928	116,378
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	64,259	343,364
Later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 203,803	$ 609,132